Shareholder Report	12 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	iShares Trust
Entity Central Index Key	0001100663
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
C000012036 [Member]
Shareholder Report [Line Items]
Fund Name	iShares S&P 100 ETF
Class Name	iShares S&P 100 ETF
Trading Symbol	OEF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares S&P 100 ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares S&P 100 ETF	$22	0.20%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended March 31, 2026, the Fund returned 18.67%.
  For the same period, the S&P Total Market Index returned 18.14% and the S&P 100® returned 18.91%.
What contributed to performance?
U.S. equities advanced during the reporting period, supported by resilient economic growth and sustained investor enthusiasm for large-cap technology and artificial intelligence (“AI”) related names. However, volatility resurfaced later in the period amid renewed geopolitical tensions in the Middle East. Stocks in the U.S. information technology sector were the largest contributors to the Fund’s return, particularly semiconductor stocks, driven by robust demand for AI, cloud computing, and data center infrastructure. An interactive media and services company in the communication sector benefited from accelerating ad revenue growth, aided by AI-driven search expansion, alongside expanding cloud services fueled by surging enterprise AI demand. Additionally, the industrials sector contributed, driven by U.S. reshoring efforts, infrastructure spending, and robust aerospace and defense demand, heightened by geopolitical tensions.
What detracted from performance?
During the reporting period, there were no significant detractors from the Fund’s return.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: April 1, 2016 through March 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	18.67%	13.41%	15.06%
S&P Total Market Index	18.14	10.76	13.65
S&P 100®	18.91	13.64	15.29

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 17,777,668,397
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 47,802,574
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$17,777,668,397
Number of Portfolio Holdings	103
Net Investment Advisory Fees	$47,802,574
Portfolio Turnover Rate	5%

Holdings [Text Block]
What did the Fund invest in?
(as of March 31, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	38.9%
Communication Services	13.5%
Financials	11.3%
Consumer Discretionary	10.2%
Health Care	9.3%
Industrials	5.9%
Consumer Staples	5.8%
Energy	3.1%
Utilities	1.0%
Materials	0.6%
Real Estate	0.4%
Ten largest holdings
Security	Percent of Total Investments(a)
NVIDIA Corp.	10.5%
Apple Inc.	9.2%
Microsoft Corp.	6.8%
Amazon.com, Inc.	5.0%
Alphabet, Inc., Class A	4.2%
Broadcom, Inc.	3.6%
Alphabet, Inc., Class C, NVS	3.3%
Meta Platforms, Inc., Class A	3.1%
Tesla, Inc.	2.6%
Berkshire Hathaway, Inc., Class B	2.2%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
NVIDIA Corp.	10.5%
Apple Inc.	9.2%
Microsoft Corp.	6.8%
Amazon.com, Inc.	5.0%
Alphabet, Inc., Class A	4.2%
Broadcom, Inc.	3.6%
Alphabet, Inc., Class C, NVS	3.3%
Meta Platforms, Inc., Class A	3.1%
Tesla, Inc.	2.6%
Berkshire Hathaway, Inc., Class B	2.2%
(a)	Excludes money market funds.

C000012037 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Core S&P Mid-Cap ETF
Class Name	iShares Core S&P Mid-Cap ETF
Trading Symbol	IJH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Core S&P Mid-Cap ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core S&P Mid-Cap ETF	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended March 31, 2026, the Fund returned 17.30%.
  For the same period, the S&P Total Market Index returned 18.14% and the S&P MidCap 400® returned 17.35%.
What contributed to performance?
U.S. equities advanced during the reporting period, supported by resilient economic growth and sustained investor enthusiasm for artificial intelligence (“AI”) related names. However, volatility resurfaced later in the period amid renewed geopolitical tensions in the Middle East. The industrials sector was the largest contributor to the Fund's performance, aided by record U.S. defense budgets, aircraft upgrades, and surging global orders amid geopolitical tensions. Additionally, increased infrastructure spending supported firms that supply construction and engineering and heavy machinery. In the information technology sector, technology hardware and equipment stocks contributed due to explosive AI data center demand boosting needs for specialized components. Energy stocks advanced, supported by steady U.S. oil production growth and resilient demand, and as oil prices surged late in the reporting period amid renewed Middle East geopolitical tensions that heightened supply fears.
What detracted from performance?
During the reporting period, application software stocks detracted from the Fund’s return, amid growing investor concerns over AI tools disrupting the revenue streams of traditional models.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: April 1, 2016 through March 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	17.30%	6.88%	10.53%
S&P Total Market Index	18.14	10.76	13.65
S&P MidCap 400®	17.35	6.92	10.58

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 106,132,634,226
Holdings Count | Holding	408
Advisory Fees Paid, Amount	$ 49,578,562
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$106,132,634,226
Number of Portfolio Holdings	408
Net Investment Advisory Fees	$49,578,562
Portfolio Turnover Rate	16%

Holdings [Text Block]
What did the Fund invest in?
(as of March 31, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Industrials	25.7%
Financials	14.7%
Information Technology	12.3%
Consumer Discretionary	11.1%
Health Care	9.0%
Real Estate	6.9%
Materials	5.9%
Energy	5.4%
Consumer Staples	4.6%
Utilities	3.4%
Communication Services	1.0%
Ten largest holdings
Security	Percent of Total Investments(a)
TechnipFMC PLC	0.9%
Casey's General Stores, Inc.	0.8%
United Therapeutics Corp.	0.8%
Curtiss-Wright Corp.	0.8%
Flex Ltd.	0.8%
XPO, Inc.	0.7%
Woodward, Inc.	0.7%
Royal Gold, Inc.	0.6%
U.S. Foods Holding Corp.	0.6%
Burlington Stores, Inc.	0.6%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
TechnipFMC PLC	0.9%
Casey's General Stores, Inc.	0.8%
United Therapeutics Corp.	0.8%
Curtiss-Wright Corp.	0.8%
Flex Ltd.	0.8%
XPO, Inc.	0.7%
Woodward, Inc.	0.7%
Royal Gold, Inc.	0.6%
U.S. Foods Holding Corp.	0.6%
Burlington Stores, Inc.	0.6%
(a)	Excludes money market funds.

C000012041 [Member]
Shareholder Report [Line Items]
Fund Name	iShares S&P 500 Growth ETF
Class Name	iShares S&P 500 Growth ETF
Trading Symbol	IVW
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares S&P 500 Growth ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares S&P 500 Growth ETF	$20	0.18%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended March 31, 2026, the Fund returned 22.44%.
  For the same period, the S&P Total Market Index returned 18.14% and the S&P 500 Growth Index™ returned 22.67%.
What contributed to performance?
U.S. equities advanced during the reporting period, supported by resilient economic growth and sustained investor enthusiasm for large-cap technology and artificial intelligence (“AI”) related names. However, volatility resurfaced later in the period amid renewed geopolitical tensions in the Middle East. Stocks in the U.S. information technology sector were the largest contributors to the Fund’s return, particularly semiconductor stocks, driven by robust demand for AI, cloud computing, and data center infrastructure. An interactive media and services company in the communication sector benefited from accelerating ad revenue growth, aided by AI-driven search expansion, alongside expanding cloud services fueled by surging enterprise AI demand. Additionally, the industrials sector contributed, driven by U.S. reshoring efforts, infrastructure spending, and robust aerospace and defense demand, heightened by geopolitical tensions.
What detracted from performance?
During the reporting period, software and services stocks detracted from the Fund’s return, amid growing investor concerns over AI tools disrupting the revenue streams of traditional software business models.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: April 1, 2016 through March 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	22.44%	12.43%	15.74%
S&P Total Market Index	18.14	10.76	13.65
S&P 500 Growth Index™	22.67	12.63	15.94

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 60,977,919,628
Holdings Count | Holding	146
Advisory Fees Paid, Amount	$ 111,562,707
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$60,977,919,628
Number of Portfolio Holdings	146
Net Investment Advisory Fees	$111,562,707
Portfolio Turnover Rate	22%

Holdings [Text Block]
What did the Fund invest in?
(as of March 31, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	48.1%
Communication Services	16.5%
Financials	9.8%
Consumer Discretionary	9.4%
Industrials	6.8%
Health Care	6.8%
Consumer Staples	1.1%
Real Estate	0.6%
Utilities	0.5%
Materials	0.4%
Ten largest holdings
Security	Percent of Total Investments(a)
NVIDIA Corp.	14.6%
Microsoft Corp.	9.5%
Apple Inc.	6.4%
Alphabet, Inc., Class A	5.8%
Broadcom, Inc.	5.1%
Alphabet, Inc., Class C, NVS	4.6%
Meta Platforms, Inc., Class A	4.3%
Amazon.com, Inc.	3.7%
Berkshire Hathaway, Inc., Class B	3.0%
Eli Lilly & Co.	2.5%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
NVIDIA Corp.	14.6%
Microsoft Corp.	9.5%
Apple Inc.	6.4%
Alphabet, Inc., Class A	5.8%
Broadcom, Inc.	5.1%
Alphabet, Inc., Class C, NVS	4.6%
Meta Platforms, Inc., Class A	4.3%
Amazon.com, Inc.	3.7%
Berkshire Hathaway, Inc., Class B	3.0%
Eli Lilly & Co.	2.5%
(a)	Excludes money market funds.

C000012042 [Member]
Shareholder Report [Line Items]
Fund Name	iShares S&P 500 Value ETF
Class Name	iShares S&P 500 Value ETF
Trading Symbol	IVE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares S&P 500 Value ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares S&P 500 Value ETF	$19	0.18%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended March 31, 2026, the Fund returned 12.74%.
  For the same period, the S&P Total Market Index returned 18.14% and the S&P 500 Value Index™ returned 12.91%.
What contributed to performance?
Value stocks in the U.S. information technology sector were the largest contributors to the Fund’s return, particularly semiconductor stocks, as robust demand for AI, cloud computing, and data center infrastructure supported spending on advanced chips and semiconductor manufacturing equipment. Additionally, a consumer-facing technology hardware company gained as a major new smartphone launch drove record sales and an expanding software and subscription business added high-margin recurring revenue. Energy stocks also gained, supported by steady U.S. oil production growth and resilient demand, as oil prices surged late in the reporting period amid renewed Middle East geopolitical tensions that heightened supply fears. Established producers benefited as steady output and robust cash flows funded dividends and stock buybacks. In the industrials sector, value-oriented aerospace and defense firms advanced due to record U.S. defense budgets, aircraft upgrades, and surging global orders amid geopolitical tensions.
What detracted from performance?
During the reporting period, there were no significant detractors from the Fund’s return.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: April 1, 2016 through March 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	12.74%	10.49%	11.31%
S&P Total Market Index	18.14	10.76	13.65
S&P 500 Value Index™	12.91	10.68	11.49

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 46,606,444,733
Holdings Count | Holding	443
Advisory Fees Paid, Amount	$ 76,906,704
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$46,606,444,733
Number of Portfolio Holdings	443
Net Investment Advisory Fees	$76,906,704
Portfolio Turnover Rate	28%

Holdings [Text Block]
What did the Fund invest in?
(as of March 31, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	16.6%
Financials	15.6%
Health Care	12.3%
Industrials	11.4%
Consumer Discretionary	10.4%
Consumer Staples	9.7%
Energy	8.3%
Utilities	4.8%
Materials	3.9%
Communication Services	3.6%
Real Estate	3.4%
Ten largest holdings
Security	Percent of Total Investments(a)
Apple Inc.	6.9%
Amazon.com, Inc.	3.5%
Exxon Mobil Corp.	2.6%
Walmart, Inc.	2.0%
Costco Wholesale Corp.	1.6%
Tesla, Inc.	1.5%
Chevron Corp.	1.4%
Procter & Gamble Co. (The)	1.2%
Home Depot, Inc. (The)	1.2%
Bank of America Corp.	1.2%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Apple Inc.	6.9%
Amazon.com, Inc.	3.5%
Exxon Mobil Corp.	2.6%
Walmart, Inc.	2.0%
Costco Wholesale Corp.	1.6%
Tesla, Inc.	1.5%
Chevron Corp.	1.4%
Procter & Gamble Co. (The)	1.2%
Home Depot, Inc. (The)	1.2%
Bank of America Corp.	1.2%
(a)	Excludes money market funds.

C000012043 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Core S&P Small-Cap ETF
Class Name	iShares Core S&P Small-Cap ETF
Trading Symbol	IJR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Core S&P Small-Cap ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core S&P Small-Cap ETF	$7	0.06%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended March 31, 2026, the Fund returned 20.43%.
  For the same period, the S&P Total Market Index returned 18.14% and the S&P SmallCap 600® returned 20.50%.
What contributed to performance?
Small-cap stocks gained during the reporting period, supported by resilient U.S. economic growth and reshoring tailwinds. However, volatility resurfaced later in the reporting period amid renewed Middle East geopolitical tensions that spiked volatility. In this landscape, information technology stocks were the largest contributors to the Fund’s return, propelled by surging demand for artificial intelligence (“AI”) infrastructure and components amid the global expansion of data centers and generative AI models. Additionally, the industrials sector contributed, driven by U.S. reshoring efforts, infrastructure spending, and robust aerospace and defense demand, heightened by geopolitical tensions. Energy stocks were supported by steady U.S. oil production growth and resilient demand as oil prices surged late in the reporting period amid renewed Middle East geopolitical tensions that heightened supply fears.
What detracted from performance?
During the reporting period, healthcare equipment and supplies firms in the healthcare sector were modest detractors from the Fund’s return. These companies faced a challenging combination of regulatory and reimbursement uncertainty, earnings disappointments, and policy-driven headwinds.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: April 1, 2016 through March 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	20.43%	4.42%	9.86%
S&P Total Market Index	18.14	10.76	13.65
S&P SmallCap 600®	20.50	4.49	9.90

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 92,018,041,533
Holdings Count | Holding	673
Advisory Fees Paid, Amount	$ 50,909,805
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$92,018,041,533
Number of Portfolio Holdings	673
Net Investment Advisory Fees	$50,909,805
Portfolio Turnover Rate	25%

Holdings [Text Block]
What did the Fund invest in?
(as of March 31, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Industrials	17.9%
Financials	17.6%
Consumer Discretionary	13.6%
Information Technology	12.9%
Health Care	11.3%
Energy	6.3%
Real Estate	6.1%
Materials	5.3%
Communication Services	3.7%
Consumer Staples	2.9%
Utilities	2.4%
Ten largest holdings
Security	Percent of Total Investments(a)
Eastman Chemical Co.	0.6%
Element Solutions, Inc.	0.5%
Primoris Services Corp.	0.5%
Viavi Solutions, Inc.	0.5%
Argan, Inc.	0.5%
FormFactor, Inc.	0.5%
LKQ Corp.	0.5%
ESCO Technologies, Inc.	0.5%
Match Group, Inc.	0.5%
Celanese Corp., Class A	0.5%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Eastman Chemical Co.	0.6%
Element Solutions, Inc.	0.5%
Primoris Services Corp.	0.5%
Viavi Solutions, Inc.	0.5%
Argan, Inc.	0.5%
FormFactor, Inc.	0.5%
LKQ Corp.	0.5%
ESCO Technologies, Inc.	0.5%
Match Group, Inc.	0.5%
Celanese Corp., Class A	0.5%
(a)	Excludes money market funds.

C000012046 [Member]
Shareholder Report [Line Items]
Fund Name	iShares S&P Small-Cap 600 Value ETF
Class Name	iShares S&P Small-Cap 600 Value ETF
Trading Symbol	IJS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares S&P Small-Cap 600 Value ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares S&P Small-Cap 600 Value ETF	$20	0.18%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended March 31, 2026, the Fund returned 23.37%.
  For the same period, the S&P Total Market Index returned 18.14% and the S&P SmallCap 600 Value Index™ returned 23.56%.
What contributed to performance?
Small-cap value stocks gained during the reporting period, supported by resilient U.S. economic growth and reshoring tailwinds. However, volatility resurfaced later in the reporting period amid renewed Middle East geopolitical tensions that spiked volatility. Technology hardware and semiconductor stocks contributed to the Fund’s return as robust artificial intelligence (“AI”) data center demand boosting needs for memory chips, semiconductor manufacturing equipment, and testing systems. Among energy companies, oil and gas explorers benefited from a favorable commodity price environment alongside solid production growth. In the financials sector, regional banks posted solid gains over the period, supported by the Federal Reserve's rate cutting cycle, which eased funding costs and supported profitability alongside moderate loan growth.
What detracted from performance?
During the reporting period, software and services stocks detracted from the Fund’s return, amid growing investor concerns over AI tools disrupting the revenue streams of traditional software business models.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: April 1, 2016 through March 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	23.37%	5.01%	9.35%
S&P Total Market Index	18.14	10.76	13.65
S&P SmallCap 600 Value Index™	23.56	5.23	9.54

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 7,627,702,941
Holdings Count | Holding	496
Advisory Fees Paid, Amount	$ 11,875,560
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$7,627,702,941
Number of Portfolio Holdings	496
Net Investment Advisory Fees	$11,875,560
Portfolio Turnover Rate	56%

Holdings [Text Block]
What did the Fund invest in?
(as of March 31, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	20.9%
Consumer Discretionary	15.9%
Industrials	13.7%
Information Technology	9.3%
Energy	8.4%
Materials	7.5%
Health Care	7.3%
Real Estate	6.6%
Communication Services	4.5%
Consumer Staples	3.3%
Utilities	2.6%
Ten largest holdings
Security	Percent of Total Investments(a)
Eastman Chemical Co.	1.1%
LKQ Corp.	1.0%
Match Group, Inc.	0.9%
Celanese Corp., Class A	0.9%
SM Energy Co.	0.9%
Molina Healthcare, Inc.	0.9%
Paycom Software, Inc.	0.8%
CarMax, Inc.	0.8%
Lamb Weston Holdings, Inc.	0.8%
Magnolia Oil & Gas Corp., Class A	0.7%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Eastman Chemical Co.	1.1%
LKQ Corp.	1.0%
Match Group, Inc.	0.9%
Celanese Corp., Class A	0.9%
SM Energy Co.	0.9%
Molina Healthcare, Inc.	0.9%
Paycom Software, Inc.	0.8%
CarMax, Inc.	0.8%
Lamb Weston Holdings, Inc.	0.8%
Magnolia Oil & Gas Corp., Class A	0.7%
(a)	Excludes money market funds.

C000012065 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Russell Mid-Cap Value ETF
Class Name	iShares Russell Mid-Cap Value ETF
Trading Symbol	IWS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Russell Mid-Cap Value ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Russell Mid-Cap Value ETF	$25	0.23%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.23%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended March 31, 2026, the Fund returned 17.43%.
  For the same period, the Russell 3000® Index returned 18.09% and the Russell MidCap® Value Index returned 17.62%.
What contributed to performance?
U.S. equities advanced during the reporting period, supported by resilient economic growth and sustained investor enthusiasm for artificial intelligence (“AI”) related names. In this landscape, information technology stocks were the largest contributors to the Fund’s return. Technology hardware and equipment stocks were meaningful contributors to the Fund's return due to data center demand boosting needs for specialized components. Energy stocks advanced, supported by steady U.S. oil production growth and resilient demand. Oil prices surged late in the reporting period amid renewed Middle East geopolitical tensions that heightened supply fears. The industrials sector was driven by robust aerospace and defense demand, heightened by geopolitical tensions. Energy stocks also gained, supported by steady U.S. oil production growth and resilient demand. Oil prices surged late in the reporting period amid renewed Middle East geopolitical tensions that heightened supply fears.
What detracted from performance?
During the reporting period, there were no significant detractors from the Fund’s return.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: April 1, 2016 through March 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	17.43%	7.73%	9.54%
Russell 3000® Index	18.09	10.87	13.72
Russell MidCap® Value Index	17.62	7.94	9.75

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 14,161,786,208
Holdings Count | Holding	716
Advisory Fees Paid, Amount	$ 31,484,574
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$14,161,786,208
Number of Portfolio Holdings	716
Net Investment Advisory Fees	$31,484,574
Portfolio Turnover Rate	15%

Holdings [Text Block]
What did the Fund invest in?
(as of March 31, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Industrials	17.4%
Financials	15.0%
Information Technology	12.3%
Energy	8.5%
Real Estate	8.2%
Consumer Discretionary	7.8%
Health Care	7.7%
Utilities	7.5%
Materials	6.9%
Consumer Staples	5.5%
Communication Services	3.2%
Ten largest holdings
Security	Percent of Total Investments(a)
Corning, Inc.	1.1%
Western Digital Corp.	0.9%
Sandisk Corp.	0.9%
Bank of New York Mellon Corp. (The)	0.8%
Valero Energy Corp.	0.8%
Cummins, Inc.	0.8%
Marathon Petroleum Corp.	0.7%
Phillips 66	0.7%
Kinder Morgan, Inc.	0.7%
L3Harris Technologies, Inc.	0.7%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Corning, Inc.	1.1%
Western Digital Corp.	0.9%
Sandisk Corp.	0.9%
Bank of New York Mellon Corp. (The)	0.8%
Valero Energy Corp.	0.8%
Cummins, Inc.	0.8%
Marathon Petroleum Corp.	0.7%
Phillips 66	0.7%
Kinder Morgan, Inc.	0.7%
L3Harris Technologies, Inc.	0.7%
(a)	Excludes money market funds.

C000012069 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Core S&P U.S. Value ETF
Class Name	iShares Core S&P U.S. Value ETF
Trading Symbol	IUSV
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Core S&P U.S. Value ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core S&P U.S. Value ETF	$4	0.04%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended March 31, 2026, the Fund returned 12.89%.
  For the same period, the S&P Total Market Index returned 18.14% and the S&P 900 Value Index™ (Spliced) returned 12.91%.
What contributed to performance?
U.S. equities advanced during the reporting period, supported by resilient economic growth and sustained investor enthusiasm for large-cap technology and artificial-intelligence (“AI”) related names. However, volatility resurfaced later in the period amid renewed geopolitical tensions in the Middle East. Value-oriented semiconductor stocks gained as heightened AI data center demand increased demand for memory chips, semiconductor manufacturing equipment, and testing systems. Additionally, a consumer-facing technology hardware company advanced amid resilient demand for its smartphone, while growth in its software and subscription services business supported margins. Energy stocks were supported by steady U.S. oil production growth and resilient demand, as oil prices surged late in the reporting period amid renewed Middle East geopolitical tensions that heightened supply fears. Firms in the industrials sector benefited from record U.S. defense budgets, infrastructure spending, aircraft upgrades, and surging global orders amid geopolitical tensions.
What detracted from performance?
During the reporting period, there were no significant detractors from the Fund’s return.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: April 1, 2016 through March 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	12.89%	10.44%	11.51%
S&P Total Market Index	18.14	10.76	13.65
S&P 900 Value Index™ (Spliced)	12.91	10.49	11.54

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 24,069,243,521
Holdings Count | Holding	745
Advisory Fees Paid, Amount	$ 8,955,208
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$24,069,243,521
Number of Portfolio Holdings	745
Net Investment Advisory Fees	$8,955,208
Portfolio Turnover Rate	28%

Holdings [Text Block]
What did the Fund invest in?
(as of March 31, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	16.1%
Financials	16.0%
Health Care	11.8%
Industrials	11.8%
Consumer Discretionary	10.5%
Consumer Staples	9.5%
Energy	8.3%
Utilities	4.8%
Materials	4.1%
Real Estate	3.6%
Communication Services	3.5%
Ten largest holdings
Security	Percent of Total Investments(a)
Apple Inc.	6.5%
Amazon.com, Inc.	3.4%
Exxon Mobil Corp.	2.5%
Walmart, Inc.	1.9%
Costco Wholesale Corp.	1.6%
Tesla, Inc.	1.4%
Chevron Corp.	1.4%
Procter & Gamble Co. (The)	1.2%
Home Depot, Inc. (The)	1.2%
Bank of America Corp.	1.1%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Apple Inc.	6.5%
Amazon.com, Inc.	3.4%
Exxon Mobil Corp.	2.5%
Walmart, Inc.	1.9%
Costco Wholesale Corp.	1.6%
Tesla, Inc.	1.4%
Chevron Corp.	1.4%
Procter & Gamble Co. (The)	1.2%
Home Depot, Inc. (The)	1.2%
Bank of America Corp.	1.1%
(a)	Excludes money market funds.

C000012070 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Core S&P U.S. Growth ETF
Class Name	iShares Core S&P U.S. Growth ETF
Trading Symbol	IUSG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Core S&P U.S. Growth ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core S&P U.S. Growth ETF	$4	0.04%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended March 31, 2026, the Fund returned 22.58%.
  For the same period, the S&P Total Market Index returned 18.14% and the S&P 900 Growth Index™ (Spliced) returned 22.63%.
What contributed to performance?
Information technology stocks were the largest contributors to the Fund’s return during the reporting period. Companies that provide semiconductors and semiconductor equipment benefited from surging artificial intelligence (“AI”) infrastructure demand, as hyperscale data center expansion spurred increased chip production and investment in semiconductor manufacturing capacity. Technology hardware and equipment stocks also contributed as a consumer-facing technology hardware company gained following a major smartphone launch that drove record sales, while growth in services and subscription revenue supported margins. An interactive media and services company in the communication sector benefited from accelerating ad revenue growth, aided by AI-driven search expansion, alongside expanding cloud services. Additionally, the industrials sector was supported by U.S. reshoring efforts and infrastructure spending, which supported demand for construction equipment and related machinery.
What detracted from performance?
During the reporting period, software and services stocks detracted from the Fund’s return, amid growing investor concerns over AI tools disrupting the revenue streams of traditional software models. In the financials sector, transaction and payment processing services firms were hindered by reduced consumer spending and stiff competition in payment processing.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: April 1, 2016 through March 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	22.58%	12.22%	15.61%
S&P Total Market Index	18.14	10.76	13.65
S&P 900 Growth Index™ (Spliced)	22.63	12.27	15.67

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 25,998,002,837
Holdings Count | Holding	390
Advisory Fees Paid, Amount	$ 9,804,375
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$25,998,002,837
Number of Portfolio Holdings	390
Net Investment Advisory Fees	$9,804,375
Portfolio Turnover Rate	22%

Holdings [Text Block]
What did the Fund invest in?
(as of March 31, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	46.4%
Communication Services	15.7%
Financials	9.7%
Consumer Discretionary	9.4%
Industrials	8.2%
Health Care	7.2%
Consumer Staples	1.2%
Real Estate	0.9%
Materials	0.6%
Utilities	0.5%
Energy	0.2%
Ten largest holdings
Security	Percent of Total Investments(a)
NVIDIA Corp.	13.9%
Microsoft Corp.	9.0%
Apple Inc.	6.1%
Alphabet, Inc., Class A	5.5%
Broadcom, Inc.	4.8%
Alphabet, Inc., Class C, NVS	4.4%
Meta Platforms, Inc., Class A	4.1%
Amazon.com, Inc.	3.5%
Berkshire Hathaway, Inc., Class B	2.9%
Eli Lilly & Co.	2.4%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
NVIDIA Corp.	13.9%
Microsoft Corp.	9.0%
Apple Inc.	6.1%
Alphabet, Inc., Class A	5.5%
Broadcom, Inc.	4.8%
Alphabet, Inc., Class C, NVS	4.4%
Meta Platforms, Inc., Class A	4.1%
Amazon.com, Inc.	3.5%
Berkshire Hathaway, Inc., Class B	2.9%
Eli Lilly & Co.	2.4%
(a)	Excludes money market funds.

C000012071 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Russell 3000 ETF
Class Name	iShares Russell 3000 ETF
Trading Symbol	IWV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Russell 3000 ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Russell 3000 ETF	$22	0.20%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended March 31, 2026, the Fund returned 17.87%.
  For the same period, the Russell 3000® Index returned 18.09%.
What contributed to performance?
U.S. equities advanced during the reporting period, supported by resilient economic growth and sustained investor enthusiasm for artificial intelligence (“AI”) related names. However, volatility resurfaced later in the period amid renewed geopolitical tensions in the Middle East. Stocks in the information technology sector were the largest contributors to the Fund’s return, particularly semiconductor stocks, driven by robust demand for AI, cloud computing, and data center infrastructure. Technology hardware and equipment stocks also contributed due to the data center demand boosting needs for specialized components. In the communications sector, interactive media and services companies benefited from robust ad revenue growth and expanding cloud services. The industrials sector was driven by U.S. reshoring efforts, infrastructure spending, and robust aerospace and defense demand, heightened by geopolitical tensions.
What detracted from performance?
There were no significant detractors from returns during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: April 1, 2016 through March 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	17.87%	10.69%	13.52%
Russell 3000® Index	18.09	10.87	13.72

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Aug. 01, 2025
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 17,047,138,938
Holdings Count | Holding	2,594
Advisory Fees Paid, Amount	$ 33,279,809
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$17,047,138,938
Number of Portfolio Holdings	2,594
Net Investment Advisory Fees	$33,279,809
Portfolio Turnover Rate	3%

Holdings [Text Block]
What did the Fund invest in?
(as of March 31, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	30.3%
Financials	13.1%
Industrials	10.3%
Health Care	10.0%
Consumer Discretionary	10.0%
Communication Services	9.7%
Consumer Staples	5.0%
Energy	4.2%
Utilities	2.5%
Materials	2.5%
Real Estate	2.4%
Ten largest holdings
Security	Percent of Total Investments(a)
NVIDIA Corp.	6.5%
Apple Inc.	5.9%
Microsoft Corp.	4.4%
Amazon.com, Inc.	3.2%
Alphabet, Inc., Class A	2.7%
Broadcom, Inc.	2.3%
Alphabet, Inc., Class C, NVS	2.2%
Meta Platforms, Inc., Class A	2.0%
Tesla, Inc.	1.7%
Berkshire Hathaway, Inc., Class B	1.4%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
NVIDIA Corp.	6.5%
Apple Inc.	5.9%
Microsoft Corp.	4.4%
Amazon.com, Inc.	3.2%
Alphabet, Inc., Class A	2.7%
Broadcom, Inc.	2.3%
Alphabet, Inc., Class C, NVS	2.2%
Meta Platforms, Inc., Class A	2.0%
Tesla, Inc.	1.7%
Berkshire Hathaway, Inc., Class B	1.4%
(a)	Excludes money market funds.

Material Fund Change [Text Block]
Material Fund changes
This is a summary of certain changes to the Fund since March 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after March 31, 2026 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).
Effective August 1, 2025, the investment management agreement was amended to add a new breakpoint tier of 0.1900% greater than $15billion.
Effective November 24, 2025, the Fund updated its investment policy to indicate that it intends to be “diversified,” as defined in the Investment Company Act of 1940, in approximately the same proportion as its Underlying Index is diversified. Therefore, shareholder approval will not be sought if the Fund crosses from diversified to non diversified status due solely to a change in the relative market capitalization or index weighting of the constituents of its Underlying Index.

Material Fund Change Expenses [Text Block]	Effective August 1, 2025, the investment management agreement was amended to add a new breakpoint tier of 0.1900% greater than $15billion.
Material Fund Change Risks Change [Text Block]
Effective November 24, 2025, the Fund updated its investment policy to indicate that it intends to be “diversified,” as defined in the Investment Company Act of 1940, in approximately the same proportion as its Underlying Index is diversified. Therefore, shareholder approval will not be sought if the Fund crosses from diversified to non diversified status due solely to a change in the relative market capitalization or index weighting of the constituents of its Underlying Index.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since March 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after March 31, 2026 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).

Updated Prospectus Phone Number	1-800-iShares (1-800-474-2737)
Updated Prospectus Web Address	blackrock.com/fundreports
C000036528 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Preferred and Income Securities ETF
Class Name	iShares Preferred and Income Securities ETF
Trading Symbol	PFF
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Preferred and Income Securities ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Preferred and Income Securities ETF	$46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended March 31, 2026, the Fund returned 4.63%.
  For the same period, the MSCI USA Index returned 17.74% and the ICE Exchange-Listed Preferred & Hybrid Securities Index (Spliced) returned 5.13%.
What contributed to performance?
U.S. equities advanced during the reporting period, supported by resilient economic growth and sustained investor enthusiasm for artificial intelligence (“AI”) related names. However, volatility resurfaced later in the period amid renewed geopolitical tensions in the Middle East. Materials stocks contributed the most to the Fund’s return, particularly a leading producer of lithium for electric vehicle batteries and energy storage systems due to strong demand and a rally in lithium prices. In the utilities sector, electric utilities companies benefited from rising power demand from AI data centers and hyperscale customers, which supported increased grid and generation investment. In the industrials sector, an aerospace manufacturer contributed as improving commercial aircraft demand and a gradual recovery in production supported investor sentiment.
What detracted from performance?
During the reporting period, there were no significant detractors from the Fund’s return.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: April 1, 2016 through March 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	4.63%	1.12%	3.18%
MSCI USA Index	17.74	11.62	14.16
ICE Exchange-Listed Preferred & Hybrid Securities Index (Spliced)	5.13	1.54	3.79

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 13,343,657,164
Holdings Count | Holding	462
Advisory Fees Paid, Amount	$ 63,842,706
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$13,343,657,164
Number of Portfolio Holdings	462
Net Investment Advisory Fees	$63,842,706
Portfolio Turnover Rate	20%

Holdings [Text Block]
What did the Fund invest in?
(as of March 31, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	57.7%
Utilities	13.1%
Information Technology	8.9%
Real Estate	5.3%
Industrials	5.2%
Communication Services	3.5%
Materials	1.8%
Consumer Discretionary	1.5%
Consumer Staples	1.2%
Health Care	1.2%
Energy	0.6%
Ten largest holdings
Security	Percent of Total Investments(a)
Boeing Co. (The)	3.9%
Strategy, Inc., Series A., NVS	2.6%
Wells Fargo & Co., Series L, NVS	2.3%
Oracle Corp., Series D, NVS	2.3%
Albemarle Corp., NVS	1.7%
Citigroup Capital XIII, (3-mo. CME Term SOFR + 6.632%), NVS	1.4%
Bank of America Corp., Series L, NVS	1.4%
NextEra Energy, Inc.	1.2%
NextEra Energy, Inc.	1.2%
KKR & Co., Inc., Series D	1.1%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Boeing Co. (The)	3.9%
Strategy, Inc., Series A., NVS	2.6%
Wells Fargo & Co., Series L, NVS	2.3%
Oracle Corp., Series D, NVS	2.3%
Albemarle Corp., NVS	1.7%
Citigroup Capital XIII, (3-mo. CME Term SOFR + 6.632%), NVS	1.4%
Bank of America Corp., Series L, NVS	1.4%
NextEra Energy, Inc.	1.2%
NextEra Energy, Inc.	1.2%
KKR & Co., Inc., Series D	1.1%
(a)	Excludes money market funds.

C000042584 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Residential and Multisector Real Estate ETF
Class Name	iShares Residential and Multisector Real Estate ETF
Trading Symbol	REZ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Residential and Multisector Real Estate ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Residential and Multisector Real Estate ETF	$48	0.48%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended March 31, 2026, the Fund returned (1.47)%.
  For the same period, the Russell 3000® Index returned 18.09% and the FTSE Nareit All Residential Capped Index returned (0.99)%.
What contributed to performance?
While inflation remained elevated, worries over labor market softness led the Federal Reserve (“Fed”) to lower short-term borrowing costs three times for a total of 75 basis points in the second half of 2025. During the reporting period, healthcare REIT holdings contributed to the Fund’s return, driven by positive demographic tailwinds which supported robust demand for senior housing.
What detracted from performance?
Residential REIT holdings detracted from the Fund's return during the reporting period. Although the Federal Reserve cut rates during the reporting period, borrowing costs remained elevated amid persistent inflation, which weighed on valuations for multi-family residential REITs. Fundamentals were further pressured by a wave of new supply that outpaced demand in several markets, pushing vacancy rates higher and constraining rent growth and landlord pricing power. Single family residential REIT holdings also detracted, as slowing rent growth, regulatory uncertainty, and elevated financing costs constrained earnings and weighed on valuations.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: April 1, 2016 through March 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	(1.47)%	4.99%	5.54%
Russell 3000® Index	18.09	10.87	13.72
FTSE Nareit All Residential Capped Index	(0.99)	5.48	6.00

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 785,973,550
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 3,826,257
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$785,973,550
Number of Portfolio Holdings	40
Net Investment Advisory Fees	$3,826,257
Portfolio Turnover Rate	14%

Holdings [Text Block]
What did the Fund invest in?
(as of March 31, 2026)
Industry allocation
Industry	Percent of Total Investments(a)
Health Care REITs	47.7%
Residential REITs	35.1%
Specialized REITs	17.2%
Ten largest holdings
Security	Percent of Total Investments(a)
Welltower, Inc.	23.3%
Public Storage	8.6%
Ventas, Inc.	7.7%
Extra Space Storage, Inc.	5.6%
Equity Residential	4.6%
AvalonBay Communities, Inc.	4.4%
Sun Communities, Inc.	3.6%
Essex Property Trust, Inc.	3.6%
Invitation Homes, Inc.	3.6%
Mid-America Apartment Communities, Inc.	3.4%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Welltower, Inc.	23.3%
Public Storage	8.6%
Ventas, Inc.	7.7%
Extra Space Storage, Inc.	5.6%
Equity Residential	4.6%
AvalonBay Communities, Inc.	4.4%
Sun Communities, Inc.	3.6%
Essex Property Trust, Inc.	3.6%
Invitation Homes, Inc.	3.6%
Mid-America Apartment Communities, Inc.	3.4%
(a)	Excludes money market funds.

C000042587 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Mortgage Real Estate ETF
Class Name	iShares Mortgage Real Estate ETF
Trading Symbol	REM
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Mortgage Real Estate ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Mortgage Real Estate ETF	$49	0.48%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended March 31, 2026, the Fund returned 4.66%.
  For the same period, the Russell 3000® Index returned 18.09% and the FTSE Nareit All Mortgage Capped Index returned 5.40%.
What contributed to performance?
While inflation remained elevated, worries over labor market softness led the Federal Reserve (“Fed”) to lower short-term borrowing costs three times for a total of 75 basis points in the second half of 2025. During the reporting period, agency mortgage REIT holdings contributed to the Fund’s return, as lower short-term funding costs, modestly improving mortgage spreads, and continued demand for high dividend income supported share prices of agency-focused REITs.
What detracted from performance?
The mortgage market remained challenged during the reporting period, as persistent inflation and elevated longer-term Treasury yields kept borrowing costs high despite the Fed’s three rate cuts. While lower short-term rates provided some relief, commercial real estate fundamentals remained under pressure from tighter credit conditions and refinancing risk. The Fund’s commercial mortgage REIT holdings detracted from performance, as concerns over multifamily and transitional property loans weighed on investor sentiment and increased expectations for loan losses.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: April 1, 2016 through March 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	4.66%	(1.18)%	3.23%
Russell 3000® Index	18.09	10.87	13.72
FTSE Nareit All Mortgage Capped Index	5.40	(0.63)	3.88

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 545,352,077
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 2,853,956
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$545,352,077
Number of Portfolio Holdings	35
Net Investment Advisory Fees	$2,853,956
Portfolio Turnover Rate	21%

Holdings [Text Block]
What did the Fund invest in?
(as of March 31, 2026)
Industry allocation
Industry	Percent of Total Investments(a)
Mortgage REITs	100.0%
Ten largest holdings
Security	Percent of Total Investments(a)
Annaly Capital Management, Inc.	22.2%
AGNC Investment Corp.	14.5%
Starwood Property Trust, Inc.	7.8%
Blackstone Mortgage Trust, Inc., Class A	4.7%
Rithm Capital Corp.	4.6%
Dynex Capital, Inc.	4.5%
ARMOUR Residential REIT, Inc.	4.2%
Arbor Realty Trust, Inc.	3.3%
Apollo Commercial Real Estate Finance, Inc.	3.3%
Ellington Financial, Inc.	3.2%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Annaly Capital Management, Inc.	22.2%
AGNC Investment Corp.	14.5%
Starwood Property Trust, Inc.	7.8%
Blackstone Mortgage Trust, Inc., Class A	4.7%
Rithm Capital Corp.	4.6%
Dynex Capital, Inc.	4.5%
ARMOUR Residential REIT, Inc.	4.2%
Arbor Realty Trust, Inc.	3.3%
Apollo Commercial Real Estate Finance, Inc.	3.3%
Ellington Financial, Inc.	3.2%
(a)	Excludes money market funds.

C000079751 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Russell Top 200 Growth ETF
Class Name	iShares Russell Top 200 Growth ETF
Trading Symbol	IWY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Russell Top 200 Growth ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Russell Top 200 Growth ETF	$22	0.20%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended March 31, 2026, the Fund returned 18.49%.
  For the same period, the Russell 3000® Index returned 18.09% and the Russell Top 200® Growth Index returned 18.73%.
What contributed to performance?
During the reporting period, the information technology sector contributed the most to the Fund’s performance. Companies that provide semiconductors and semiconductor equipment were driven by surging AI infrastructure demand, as hyperscale data center expansion fueled increased chip production, custom silicon deployment, and wafer fabrication investment. Makers of high-performance AI chips were standout performers, as their products have become essential infrastructure for cloud providers and businesses adopting AI at scale. Additionally, a consumer-facing technology hardware company gained as a major new smartphone launch drove record sales, and an expanding software and subscription business added recurring revenue. An interactive media and services company in the communication sector benefited from accelerating ad revenue growth, aided by AI-driven search expansion, alongside expanding cloud services fueled by surging enterprise AI demand.
What detracted from performance?
During the reporting period, payment and financial technology companies in the financials sector detracted from the Fund’s returns, amid regulatory concerns around interchange fees, and softer consumer spending sentiment. Additionally, software and services stocks faced growing investor concerns over AI tools disrupting the revenue streams of traditional software models.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: April 1, 2016 through March 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	18.49%	13.76%	17.61%
Russell 3000® Index	18.09	10.87	13.72
Russell Top 200® Growth Index	18.73	14.00	17.84

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Aug. 01, 2025
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 14,767,219,623
Holdings Count | Holding	113
Advisory Fees Paid, Amount	$ 29,553,397
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$14,767,219,623
Number of Portfolio Holdings	113
Net Investment Advisory Fees	$29,553,397
Portfolio Turnover Rate	18%

Holdings [Text Block]
What did the Fund invest in?
(as of March 31, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	53.6%
Communication Services	12.6%
Consumer Discretionary	11.3%
Health Care	7.5%
Financials	6.0%
Industrials	5.0%
Consumer Staples	3.3%
Real Estate	0.4%
Materials	0.3%
Ten largest holdings
Security	Percent of Total Investments(a)
NVIDIA Corp.	14.6%
Apple Inc.	13.2%
Microsoft Corp.	9.9%
Amazon.com, Inc.	4.5%
Broadcom, Inc.	4.3%
Alphabet, Inc., Class A	3.9%
Tesla, Inc.	3.5%
Meta Platforms, Inc., Class A	3.4%
Alphabet, Inc., Class C, NVS	3.2%
Eli Lilly & Co.	2.9%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
NVIDIA Corp.	14.6%
Apple Inc.	13.2%
Microsoft Corp.	9.9%
Amazon.com, Inc.	4.5%
Broadcom, Inc.	4.3%
Alphabet, Inc., Class A	3.9%
Tesla, Inc.	3.5%
Meta Platforms, Inc., Class A	3.4%
Alphabet, Inc., Class C, NVS	3.2%
Eli Lilly & Co.	2.9%
(a)	Excludes money market funds.

Material Fund Change [Text Block]
Material Fund changes
This is a summary of certain changes to the Fund since March 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after March 31, 2026 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).
Effective August 1, 2025, the investment management agreement was amended to add a new breakpoint tier of 0.1900% greater than $13billion.

Material Fund Change Expenses [Text Block]	Effective August 1, 2025, the investment management agreement was amended to add a new breakpoint tier of 0.1900% greater than $13billion.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since March 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after March 31, 2026 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).

Updated Prospectus Phone Number	1-800-iShares (1-800-474-2737)
Updated Prospectus Web Address	blackrock.com/fundreports
C000079752 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Russell Top 200 ETF
Class Name	iShares Russell Top 200 ETF
Trading Symbol	IWL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Russell Top 200 ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Russell Top 200 ETF	$16	0.15%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended March 31, 2026, the Fund returned 18.06%.
  For the same period, the Russell 3000® Index returned 18.09% and the Russell Top 200® Index returned 18.25%.
What contributed to performance?
The information technology sector contributed the most to the Fund’s performance during the reporting period. Companies that provide semiconductors and semiconductor equipment were driven by surging AI infrastructure demand, as hyperscale data center expansion fueled increased chip production, custom silicon deployment, and wafer fabrication investment. Makers of high-performance AI chips were standout performers, as their products have become essential infrastructure for cloud providers and businesses adopting AI at scale. businesses adopting AI at scale. Additionally, a consumer-facing technology hardware company gained as a major new smartphone launch drove record sales, and an expanding software and subscription business added recurring revenue. An interactive media and services company in the communication sector benefited from accelerating ad revenue growth, aided by AI-driven search expansion, alongside expanding cloud services fueled by surging enterprise AI demand.
What detracted from performance?
During the reporting period, software and services stocks modestly detracted from the Fund’s return, amid growing investor concerns over AI tools disrupting the revenue streams of traditional software models.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: April 1, 2016 through March 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	18.06%	12.54%	14.87%
Russell 3000® Index	18.09	10.87	13.72
Russell Top 200® Index	18.25	12.71	15.04

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 1,920,537,080
Holdings Count | Holding	202
Advisory Fees Paid, Amount	$ 2,759,932
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$1,920,537,080
Number of Portfolio Holdings	202
Net Investment Advisory Fees	$2,759,932
Portfolio Turnover Rate	3%

Holdings [Text Block]
What did the Fund invest in?
(as of March 31, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	35.9%
Financials	12.7%
Communication Services	11.8%
Consumer Discretionary	9.8%
Health Care	9.8%
Industrials	7.5%
Consumer Staples	5.3%
Energy	3.2%
Materials	1.6%
Utilities	1.4%
Real Estate	1.0%
Ten largest holdings
Security	Percent of Total Investments(a)
NVIDIA Corp.	8.6%
Apple Inc.	7.7%
Microsoft Corp.	5.8%
Amazon.com, Inc.	4.2%
Alphabet, Inc., Class A	3.5%
Broadcom, Inc.	3.0%
Alphabet, Inc., Class C, NVS	2.9%
Meta Platforms, Inc., Class A	2.6%
Tesla, Inc.	2.2%
Berkshire Hathaway, Inc., Class B	1.9%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
NVIDIA Corp.	8.6%
Apple Inc.	7.7%
Microsoft Corp.	5.8%
Amazon.com, Inc.	4.2%
Alphabet, Inc., Class A	3.5%
Broadcom, Inc.	3.0%
Alphabet, Inc., Class C, NVS	2.9%
Meta Platforms, Inc., Class A	2.6%
Tesla, Inc.	2.2%
Berkshire Hathaway, Inc., Class B	1.9%
(a)	Excludes money market funds.

C000079753 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Russell Top 200 Value ETF
Class Name	iShares Russell Top 200 Value ETF
Trading Symbol	IWX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Russell Top 200 Value ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Russell Top 200 Value ETF	$21	0.20%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended March 31, 2026, the Fund returned 14.71%.
  For the same period, the Russell 3000® Index returned 18.09% and the Russell Top 200® Value Index returned 14.94%.
What contributed to performance?
U.S. equities advanced during the reporting period, supported by resilient economic growth and sustained investor enthusiasm for artificial intelligence (“AI”) related names. The industrials sector contributed the most to the Fund’s performance, due to record U.S. defense budgets, aircraft upgrades, infrastructure spending, and surging global orders amid geopolitical tensions. Companies in the semiconductors and semiconductor equipment subsector benefited from renewed investor confidence across the AI supply chain, were driven by surging AI infrastructure demand. Energy stocks advanced, supported by steady U.S. oil production growth and resilient demand as oil prices surged late in the reporting period amid renewed Middle East geopolitical tensions that heightened supply fears.
What detracted from performance?
During the reporting period, software and services stocks detracted from the Fund’s return, amid growing investor concerns over AI tools disrupting the revenue streams of traditional software models.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: April 1, 2016 through March 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	14.71%	9.97%	10.77%
Russell 3000® Index	18.09	10.87	13.72
Russell Top 200® Value Index	14.94	10.20	10.99

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 3,414,624,746
Holdings Count | Holding	156
Advisory Fees Paid, Amount	$ 6,039,495
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$3,414,624,746
Number of Portfolio Holdings	156
Net Investment Advisory Fees	$6,039,495
Portfolio Turnover Rate	18%

Holdings [Text Block]
What did the Fund invest in?
(as of March 31, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	22.4%
Health Care	13.6%
Industrials	11.6%
Information Technology	11.4%
Communication Services	10.2%
Consumer Staples	8.5%
Energy	7.3%
Consumer Discretionary	6.6%
Utilities	3.3%
Materials	3.2%
Real Estate	1.9%
Ten largest holdings
Security	Percent of Total Investments(a)
Berkshire Hathaway, Inc., Class B	4.3%
JPMorgan Chase & Co.	3.9%
Exxon Mobil Corp.	3.5%
Alphabet, Inc., Class A	2.9%
Johnson & Johnson	2.9%
Amazon.com, Inc.	2.7%
Walmart, Inc.	2.4%
Alphabet, Inc., Class C, NVS	2.4%
Chevron Corp.	1.9%
Micron Technology, Inc.	1.8%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Berkshire Hathaway, Inc., Class B	4.3%
JPMorgan Chase & Co.	3.9%
Exxon Mobil Corp.	3.5%
Alphabet, Inc., Class A	2.9%
Johnson & Johnson	2.9%
Amazon.com, Inc.	2.7%
Walmart, Inc.	2.4%
Alphabet, Inc., Class C, NVS	2.4%
Chevron Corp.	1.9%
Micron Technology, Inc.	1.8%
(a)	Excludes money market funds.

C000215209 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI USA Quality GARP ETF
Class Name	iShares MSCI USA Quality GARP ETF
Trading Symbol	GARP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI USA Quality GARP ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI USA Quality GARP ETF	$17	0.15%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended March 31, 2026, the Fund returned 25.86%.
  For the same period, the MSCI USA Index returned 17.74% and the MSCI USA Quality GARP Select Index (Spliced) returned 26.05%.
What contributed to performance?
U.S. equities advanced during the reporting period, supported by resilient economic growth and sustained investor enthusiasm for artificial intelligence (“AI”) related names. Firms that provide semiconductors and semiconductor equipment were the largest contributors to the Fund’s return, as heightened AI data center demand boosting needs key semiconductor components. Makers of high-performance AI chips were standout performers, as their products have become essential infrastructure for cloud providers and businesses adopting AI at scale. An interactive media and services company in the communication sector benefited from accelerating ad revenue growth, aided by AI-driven search expansion, alongside expanding cloud services. Additionally, the industrials sector contributed, driven by U.S. reshoring efforts, infrastructure spending, and robust aerospace and defense demand, heightened by geopolitical tensions.
What detracted from performance?
During the reporting period, software and services stocks detracted from the Fund’s return, amid growing investor concerns over AI tools disrupting the revenue streams of traditional software models. In the financials sector, transaction and payment processing services firms were hindered by broader fintech challenges, including reduced consumer spending and competition in payment processing.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 14, 2020 through March 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	25.86%	15.52%	17.32%
MSCI USA Index	17.74	11.62	13.36
MSCI USA Quality GARP Select Index (Spliced)	26.05	15.75	17.54

Performance Inception Date	Jan. 14, 2020
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 1,372,451,190
Holdings Count | Holding	150
Advisory Fees Paid, Amount	$ 1,245,970
Investment Company Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$1,372,451,190
Number of Portfolio Holdings	150
Net Investment Advisory Fees	$1,245,970
Portfolio Turnover Rate	67%

Holdings [Text Block]
What did the Fund invest in?
(as of March 31, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	49.1%
Communication Services	11.7%
Industrials	9.7%
Financials	8.8%
Consumer Discretionary	7.6%
Health Care	6.5%
Energy	3.9%
Materials	1.1%
Utilities	1.0%
Real Estate	0.6%
Ten largest holdings
Security	Percent of Total Investments(a)
Apple Inc.	5.1%
NVIDIA Corp.	5.0%
Microsoft Corp.	4.9%
Lam Research Corp.	4.8%
Meta Platforms, Inc., Class A	4.7%
Visa, Inc., Class A	3.3%
Alphabet, Inc., Class A	3.2%
KLA Corp.	3.2%
Amphenol Corp., Class A	3.0%
Eli Lilly & Co.	2.9%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Apple Inc.	5.1%
NVIDIA Corp.	5.0%
Microsoft Corp.	4.9%
Lam Research Corp.	4.8%
Meta Platforms, Inc., Class A	4.7%
Visa, Inc., Class A	3.3%
Alphabet, Inc., Class A	3.2%
KLA Corp.	3.2%
Amphenol Corp., Class A	3.0%
Eli Lilly & Co.	2.9%
(a)	Excludes money market funds.

C000221870 [Member]
Shareholder Report [Line Items]
Fund Name	iShares ESG Select Screened S&P 500 ETF
Class Name	iShares ESG Select Screened S&P 500 ETF
Trading Symbol	XVV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares ESG Select Screened S&P 500 ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Select Screened S&P 500 ETF	$9	0.08%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended March 31, 2026, the Fund returned 16.47%.
  For the same period, the S&P Total Market Index returned 18.14% and the S&P 500 Sustainability Screened Index® returned 16.56%.
What contributed to performance?
U.S. equities advanced during the reporting period, supported by resilient economic growth and sustained investor enthusiasm for artificial intelligence (“AI”) related companies. However, volatility resurfaced later in the period as renewed geopolitical tensions in the Middle East increased investor uncertainty and contributed to higher energy prices. Stocks in the U.S. information technology sector were the largest contributors to the Fund’s return, particularly semiconductor stocks, driven by robust demand for AI, cloud computing, and data center infrastructure. An interactive media and services company in the communication sector benefited from accelerating ad revenue growth, aided by AI-driven search expansion, alongside expanding cloud services. The industrials sector advanced due to commercial aircraft upgrades, infrastructure spending, and record U.S. defense budgets amid geopolitical tensions.
What detracted from performance?
During the reporting period, software and services stocks detracted from the Fund’s return, amid growing investor concerns over AI tools disrupting the revenue streams of traditional software models.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: September 22, 2020 through March 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	16.47%	11.56%	14.16%
S&P Total Market Index	18.14	10.76	14.04
S&P 500 Sustainability Screened Index®	16.56	11.65	14.26

Performance Inception Date	Sep. 22, 2020
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 596,406,914
Holdings Count | Holding	444
Advisory Fees Paid, Amount	$ 392,506
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$596,406,914
Number of Portfolio Holdings	444
Net Investment Advisory Fees	$392,506
Portfolio Turnover Rate	4%

Holdings [Text Block]
What did the Fund invest in?
(as of March 31, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	35.3%
Financials	14.1%
Communication Services	11.5%
Consumer Discretionary	11.0%
Health Care	9.4%
Industrials	7.4%
Consumer Staples	4.0%
Materials	2.3%
Real Estate	2.2%
Utilities	1.5%
Energy	1.3%
Ten largest holdings
Security	Percent of Total Investments(a)
NVIDIA Corp.	8.5%
Apple Inc.	7.5%
Microsoft Corp.	5.5%
Amazon.com, Inc.	4.1%
Alphabet, Inc., Class A	3.4%
Broadcom, Inc.	3.0%
Alphabet, Inc., Class C, NVS	2.7%
Meta Platforms, Inc., Class A	2.5%
Tesla, Inc.	2.1%
Berkshire Hathaway, Inc., Class B	1.8%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
NVIDIA Corp.	8.5%
Apple Inc.	7.5%
Microsoft Corp.	5.5%
Amazon.com, Inc.	4.1%
Alphabet, Inc., Class A	3.4%
Broadcom, Inc.	3.0%
Alphabet, Inc., Class C, NVS	2.7%
Meta Platforms, Inc., Class A	2.5%
Tesla, Inc.	2.1%
Berkshire Hathaway, Inc., Class B	1.8%
(a)	Excludes money market funds.

C000221871 [Member]
Shareholder Report [Line Items]
Fund Name	iShares ESG Select Screened S&P Mid-Cap ETF
Class Name	iShares ESG Select Screened S&P Mid-Cap ETF
Trading Symbol	XJH
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares ESG Select Screened S&P Mid-Cap ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Select Screened S&P Mid-Cap ETF	$13	0.12%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended March 31, 2026, the Fund returned 17.62%.
  For the same period, the S&P Total Market Index returned 18.14% and the S&P MidCap 400 Sustainability Screened Index® returned 17.73%.
What contributed to performance?
U.S. equities advanced during the reporting period, supported by resilient economic growth and sustained investor enthusiasm for artificial intelligence (“AI”) related companies. However, volatility resurfaced later in the period as renewed geopolitical tensions in the Middle East increased investor uncertainty and contributed to higher energy prices. Companies in the industrials sector were the largest contributors to the Fund’s return. The industrials sector advanced due to commercial aircraft upgrades, infrastructure spending, and record U.S. defense budgets amid geopolitical tensions. Technology hardware and equipment companies in the information technology sector were supported by demand for networking equipment and optical components needed for AI infrastructure and cloud workloads. Elevated oil prices amid geopolitical risks drove energy names higher.
What detracted from performance?
During the reporting period, software and services stocks detracted from the Fund’s return, amid growing investor concerns over AI tools disrupting the revenue streams of traditional software models.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: September 22, 2020 through March 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	17.62%	6.17%	12.67%
S&P Total Market Index	18.14	10.76	14.04
S&P MidCap 400 Sustainability Screened Index®	17.73	6.30	12.83

Performance Inception Date	Sep. 22, 2020
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 346,608,830
Holdings Count | Holding	362
Advisory Fees Paid, Amount	$ 372,695
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$346,608,830
Number of Portfolio Holdings	362
Net Investment Advisory Fees	$372,695
Portfolio Turnover Rate	20%

Holdings [Text Block]
What did the Fund invest in?
(as of March 31, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Industrials	25.6%
Financials	15.3%
Information Technology	13.3%
Consumer Discretionary	11.8%
Health Care	10.0%
Real Estate	7.4%
Materials	6.1%
Consumer Staples	4.7%
Energy	2.9%
Utilities	1.7%
Communication Services	1.2%
Ten largest holdings
Security	Percent of Total Investments(a)
TechnipFMC PLC	1.0%
Casey's General Stores, Inc.	1.0%
United Therapeutics Corp.	0.9%
Curtiss-Wright Corp.	0.9%
Flex Ltd.	0.8%
XPO, Inc.	0.8%
Woodward, Inc.	0.8%
Royal Gold, Inc.	0.7%
U.S. Foods Holding Corp.	0.7%
Burlington Stores, Inc.	0.7%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
TechnipFMC PLC	1.0%
Casey's General Stores, Inc.	1.0%
United Therapeutics Corp.	0.9%
Curtiss-Wright Corp.	0.9%
Flex Ltd.	0.8%
XPO, Inc.	0.8%
Woodward, Inc.	0.8%
Royal Gold, Inc.	0.7%
U.S. Foods Holding Corp.	0.7%
Burlington Stores, Inc.	0.7%
(a)	Excludes money market funds.

C000221874 [Member]
Shareholder Report [Line Items]
Fund Name	iShares ESG Select Screened S&P Small-Cap ETF
Class Name	iShares ESG Select Screened S&P Small-Cap ETF
Trading Symbol	XJR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares ESG Select Screened S&P Small-Cap ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Select Screened S&P Small-Cap ETF	$13	0.12%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended March 31, 2026, the Fund returned 17.22%.
  For the same period, the S&P Total Market Index returned 18.14% and the S&P SmallCap 600 Sustainability Screened Index® returned 17.35%.
What contributed to performance?
U.S. equities advanced during the reporting period, supported by resilient economic growth and sustained investor enthusiasm for artificial intelligence (“AI”) related companies. However, volatility resurfaced later in the period as renewed geopolitical tensions in the Middle East increased investor uncertainty and contributed to higher energy prices. Companies in the industrials sector were the largest contributors to the Fund’s return. The industrials sector advanced due to commercial aircraft upgrades, infrastructure spending, and record U.S. defense budgets amid geopolitical tensions. Stocks in the U.S. information technology sector benefited from robust demand for AI, cloud computing, and data center infrastructure. In the financials sector, regional banks were supported by loan growth, improved credit quality, and an improved interest rate environment.
What detracted from performance?
During the reporting period there were no significant detractors from the Fund’s performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: September 22, 2020 through March 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	17.22%	3.84%	12.05%
S&P Total Market Index	18.14	10.76	14.04
S&P SmallCap 600 Sustainability Screened Index®	17.35	3.99	12.34

Performance Inception Date	Sep. 22, 2020
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 121,903,614
Holdings Count | Holding	603
Advisory Fees Paid, Amount	$ 124,995
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$121,903,614
Number of Portfolio Holdings	603
Net Investment Advisory Fees	$124,995
Portfolio Turnover Rate	27%

Holdings [Text Block]
What did the Fund invest in?
(as of March 31, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	19.1%
Industrials	17.7%
Consumer Discretionary	14.7%
Information Technology	14.1%
Health Care	11.3%
Real Estate	6.7%
Materials	4.7%
Energy	3.9%
Communication Services	3.0%
Consumer Staples	2.6%
Utilities	2.2%
Ten largest holdings
Security	Percent of Total Investments(a)
Element Solutions, Inc.	0.6%
Primoris Services Corp.	0.6%
Viavi Solutions, Inc.	0.6%
FormFactor, Inc.	0.6%
LKQ Corp.	0.6%
ESCO Technologies, Inc.	0.6%
Celanese Corp., Class A	0.6%
Semtech Corp.	0.5%
Armstrong World Industries, Inc.	0.5%
Sanmina Corp.	0.5%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Element Solutions, Inc.	0.6%
Primoris Services Corp.	0.6%
Viavi Solutions, Inc.	0.6%
FormFactor, Inc.	0.6%
LKQ Corp.	0.6%
ESCO Technologies, Inc.	0.6%
Celanese Corp., Class A	0.6%
Semtech Corp.	0.5%
Armstrong World Industries, Inc.	0.5%
Sanmina Corp.	0.5%
(a)	Excludes money market funds.